Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Research and development, net		$ 20,890	$ 11,447	$ 7,544
Marketing expenses		974	482	288
General and administrative		10,272	1,861	1,412
Total operating loss		32,136	13,790	9,244
Financial (income) expenses, net		1,606	13,474	(520)
Loss before taxes on income		33,742	27,264	8,724
Tax on income		20	7	158
Net loss		33,762	27,271	8,882
Net comprehensive loss		$ 33,762	$ 27,271	$ 8,882
Net loss per share, basic (in Dollars per share)		$ (0.53)	$ (0.67)	$ (0.22)
Weighted-average shares used in computing net loss per share, basic (in Shares)	[1]	63,534,875	40,534,697	40,274,935

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 11, Shareholders’ Deficiency, for details.